Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2022
Research and development expenses
Schedule of research and development expense

	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Labor	$4,921,736	$4,092,829	$8,763,334	$5,704,755
Materials	394,777	311,991	1,062,799	651,750
Share-based compensation expense	297,752	185,643	459,232	527,139
	$5,614,265	$4,590,463	$10,285,365	$6,883,644